ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Revenues payments	$ 2,302	$ 2,250
Disproportionate Share Hospital
Accounts, Notes, Loans and Financing Receivable
Revenues payments	45	128
Self-Pay Patients
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	27.90%		27.70%
Estimated costs of caring	108	94
Self-Pay Patients After Insurance
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	54.90%		57.50%
Charity Care Patients
Accounts, Notes, Loans and Financing Receivable
Estimated costs of caring	32	28
Managed Care Patients
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	98.00%		98.20%
Allowance for doubtful accounts as a percent of accounts receivable	8.70%		8.80%
Self-pay uninsured patient
Accounts, Notes, Loans and Financing Receivable
Allowance for doubtful accounts as a percent of accounts receivable	89.80%		88.40%
Self-pay write-offs	227	203
Increase in self-pay write-offs	$ 24